CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary Shares USD ($) shares
Beginning Balance at Dec. 31, 2022	¥ 758,863		¥ 10,954,822		¥ (21)		¥ 62,689		¥ (10,258,965)		¥ 300		¥ 38
Beginning Balance, Shares at Dec. 31, 2022 | shares											428,982,151	428,982,151	58,453,168	58,453,168
Beginning Balance, Shares at Dec. 31, 2022 | shares					30,678,200	30,678,200
Net loss	(311,782)								(311,782)
Share-based compensation	83,695		83,695
Share repurchase, Shares | shares					(105,636,192)	(105,636,192)					(105,636,192)	(105,636,192)
Share repurchase	(51,393)		(51,317)		¥ (76)
Exercise of stock options	212		207								¥ 5
Exercise of stock options, Shares | shares											5,555,796	5,555,796
Foreign currency translation adjustments	14,674						14,674
Ending Balance at Dec. 31, 2023	494,269		10,987,407		¥ (97)		77,363		(10,570,747)		¥ 305		¥ 38
Ending Balance, Shares at Dec. 31, 2023 | shares											328,901,755	328,901,755	58,453,168	58,453,168
Ending Balance, Shares at Dec. 31, 2023 | shares					136,314,392	136,314,392
Net loss	(192,927)								(192,927)
Share-based compensation	61,917		61,917
Issuance of ordinary shares	22,388		22,345										¥ 43
Issuance of ordinary share, Shares | shares													58,453,168	58,453,168
Share repurchase, Shares | shares					(3,921,900)	(3,921,900)					(3,921,900)	(3,921,900)
Share repurchase	(1,070)		(1,067)		¥ (3)
Retirement of treasury stock, Shares | shares					(92,104,150)	(92,104,150)
Retirement of treasury stock					¥ 66						¥ (66)
Exercise of stock options	15		13								¥ 2
Exercise of stock options, Shares | shares											2,426,347	2,426,347
Foreign currency translation adjustments	9,047						9,047
Ending Balance at Dec. 31, 2024	393,639		11,070,615		¥ (34)		86,410		(10,763,674)		¥ 241		¥ 81
Ending Balance, Shares at Dec. 31, 2024 | shares											327,406,202	327,406,202	116,906,336	116,906,336
Ending Balance, Shares at Dec. 31, 2024 | shares					48,132,142	48,132,142
Net loss	(154,416)	$ (22,081)							(154,416)
Share-based compensation	30,828		30,828
Issuance of ordinary shares	28,900		28,830								¥ 11		¥ 59
Issuance of ordinary share, Shares | shares											18,252,336	18,252,336	83,093,664	83,093,664
Share repurchase, Shares | shares					(10,338,400)	(10,338,400)					(10,338,400)	(10,338,400)
Share repurchase	(3,516)		(3,508)		¥ (8)
Exercise of stock options	¥ 76		72								¥ 4
Exercise of stock options, Shares | shares	6,869,700	6,869,700									6,909,700	6,909,700
Foreign currency translation adjustments	¥ (8,883)						(8,883)
Ending Balance at Dec. 31, 2025	¥ 286,628	$ 40,987	¥ 11,126,837	$ 1,591,117	¥ (42)	$ (6)	¥ 77,527	$ 11,085	¥ (10,918,090)	$ (1,561,266)	¥ 256	$ 37	¥ 140	$ 20
Ending Balance, Shares at Dec. 31, 2025 | shares											342,229,838	342,229,838	200,000,000	200,000,000
Ending Balance, Shares at Dec. 31, 2025 | shares					58,470,542	58,470,542